Shareholder Fees	Apr. 29, 2025
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Active Allocation Fund | Invesco Active Allocation Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Convertible Securities Fund | Invesco Convertible Securities Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Income Allocation Fund | INVESCO Income Allocation Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Invesco International Diversified Fund | Invesco International Diversified Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco International Diversified Fund | Invesco International Diversified Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Mid Cap Fund | Invesco Main Street Mid Cap Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[6]
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Main Street Small Cap Fund | Invesco Main Street Small Cap Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Quality Income Fund | Invesco Quality Income Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Quality Income Fund | Invesco Quality Income Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[8]
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Conservative Investor Fund | Invesco Select Risk: Conservative Investor Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[9]
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS S
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Growth Investor Fund | Invesco Select Risk: Growth Investor Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[10]
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: High Growth Investor Fund | Invesco Select Risk: High Growth Investor Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[11]
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class S
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderate Investor Fund | Invesco Select Risk: Moderate Investor Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[12]
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class S
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Invesco Select Risk: Moderately Conservative Investor Fund | Invesco Select Risk: Moderately Conservative Investor Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[13]
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class Y
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | CLASS R5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
INVESCO Small Cap Growth Fund | INVESCO Small Cap Growth Fund | Class R6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[3]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[4]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[5]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[6]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[7]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[8]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[9]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[10]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[11]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[12]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[13]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”